Impairment losses - Key assumptions used in value in use calculations (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption period management used forward looking equity market risk premium	10 years
EBITDaL CAGR cash flow projection period	5 years	5 years	5 years
Capital expenditure cash flow projection period	5 years	5 years	5 years
Assumptions used in value in use calculation
Impairment loss recognised in profit or loss			€ 0
Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	8.30%	7.80%	7.40%
Long-term growth rate	1.00%	0.60%	0.50%
Projected adjusted EBITDAaL (as a percent)	2.40%	1.80%	(0.10%)
Amount by which unit's recoverable amount exceeds its carrying amount	€ 2,300	€ 3,200	€ 7,300
Growth rate used to extrapolate cash flow projections	1.00%	0.60%	0.50%
Germany | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.005	0.006	0.014
Germany | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.004)	(0.006)	(0.014)
Germany | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.012)	(0.018)	(0.041)
Germany | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.039	0.055	0.126
Italy
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		8.90%	9.30%
Long-term growth rate		1.50%	1.50%
Projected adjusted EBITDAaL (as a percent)		1.00%	(0.20%)
Amount by which unit's recoverable amount exceeds its carrying amount		€ 200	€ 400
Growth rate used to extrapolate cash flow projections		1.50%	1.50%
Italy | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment		0.002	0.003
Italy | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment		(0.002)	(0.003)
Italy | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment		(0.005)	(0.009)
Italy | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment		0.009	0.018
Vantage Towers Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			6.10%
Long-term growth rate			1.50%
Projected adjusted EBITDAaL (as a percent)			11.00%
Growth rate used to extrapolate cash flow projections			1.50%
UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,600	€ 1,300	€ 1,300
UK | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.022	0.016	0.013
UK | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.021)	(0.019)	(0.015)
UK | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.029)	(0.041)	(0.031)
UK | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.049	0.042	0.043
Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 400	€ 100
Spain | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment		0.005	0.001
Spain | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment		(0.006)	(0.001)
Spain | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment		(0.015)	(0.004)
Spain | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment		0.022	0.005
Minimum [Member] | Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	17.40%	19.40%	19.60%
Minimum [Member] | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		16.50%	15.00%
Minimum [Member] | Vantage Towers Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			32.00%
Minimum [Member] | Other
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			6.20%
Long-term growth rate			1.00%
Projected adjusted EBITDAaL (as a percent)			(5.40%)
Projected capital expenditure (as a percent)			10.00%
Growth rate used to extrapolate cash flow projections			1.00%
Maximum [Member] | Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	19.90%	19.80%	21.80%
Maximum [Member] | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		17.90%	16.30%
Maximum [Member] | Vantage Towers Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			62.10%
Maximum [Member] | Other
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			22.50%
Long-term growth rate			8.90%
Projected adjusted EBITDAaL (as a percent)			13.00%
Projected capital expenditure (as a percent)			51.40%
Growth rate used to extrapolate cash flow projections			8.90%
Base Case | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			€ 7,300
Base Case | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 200	400
Base Case | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			1,300
Base Case | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		400	100
Decrease in discount rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			14,900
Decrease in discount rate by 1 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		1,400	1,700
Decrease in discount rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			2,800
Decrease in discount rate by 1 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		1,300	1,000
Increase in discount rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			1,700
Increase in discount rate by 1 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(800)	(700)
Increase in discount rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			300
Increase in discount rate by 1 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(300)	(600)
Decrease in EBITDA by 5 pps | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(1,400)
Decrease in EBITDA by 5 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(1,600)	(1,600)
Decrease in EBITDA by 5 pps | UK
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(700)
Decrease in EBITDA by 5 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(800)	(1,100)
Increase in EBITDA by 5 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			17,900
Increase in EBITDA by 5 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		2,300	2,800
Increase in EBITDA by 5 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			3,800
Increase in EBITDA by 5 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 1,800	1,500
Decrease in long-term growth rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			1,600
Decrease in long-term growth rate by 1 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(600)
Decrease in long-term growth rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			400
Decrease in long-term growth rate by 1 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(500)
Increase in long-term growth rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			15,600
Increase in long-term growth rate by 1 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			1,700
Increase in long-term growth rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			2,800
Increase in long-term growth rate by 1 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			€ 900